ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of provision for estimated credit loss

	12/31/2022					12/31/2021
		Overdue up	Overdue +	Renegotiated
	Due	to 90 days	90 days	Credits	Total	Total
Current
Supply/Power Supply (a)	2,549,255	233,871	745,377	39,600	3,568,103	2,793,981
Short Term Electric Power - CCEE (b)	103,787	140,207	92,620	—	336,614	299,162
Use of the Electric Grid (c)	951,285	11,020	62,095	—	1,024,400	860,986
Connection / Availability to the Transmission System	399,572	12,637	145,147	—	557,356	511,372
PROINFA (d)	462,608	—	—	—	462,608	524,939
Installment	686,410	217,724	83,783	—	987,917	633,751
(-) ECL (e)	(1,103,360)	(344,650)	(669,027)	(25,037)	(2,142,074)	(529,215)
	4,049,557	270,809	459,995	14,563	4,794,924	5,094,976
Non-current
Power Supply (a)	—	—	9,548	1,563,810	1,573,358	1,834,667
Short Term Electric Power - CCEE (b)	—	—	280,138	—	280,138	293,560
Use of the Electric Grid (c)	—	—	4,348	—	4,348	4,348
(-) ECL (e)	—	—	(294,034)	(860,755)	(1,154,789)	(1,139,495)
	—	—	—	703,055	703,055	993,080

	4,049,557	270,809	459,995	717,618	5,497,979	6,088,056

(a)Supply/Power Supply

Credits receivable from the sale of energy in the Regulated Contracting Environment - ACR and the Free Contracting Environment – ACL.

The increase in the balance of Supplies was mainly due to the acquisition of control of Madeira Energia S.A. by Furnas in July 2022, which added an amount of R$474,234 to the Consolidated results.

(b)Short-term Electricity - CCEE

Credits receivable arising from the settlement of the differences between the amounts of electricity contracted and the amounts of generation or consumption actually verified and attributed to the respective agents of the CCEE.

(c)Use of Power Grid

Credits receivable arising from the use of the transmission network by users connected to the network.

(d)PROINFA

In order to ensure operational, commercial, financial, regulatory and administrative continuity, as well as to allow the transfer of Eletrobras’ powers to ENBpar, the parties entered into a transition and transfer agreement for the management of sectoral programs, which determined the terms and conditions that will be applicable during the transition, in compliance with the provisions of Law No. 14,182/2021 and Decree No. 10,791/2021.

(e)Provision for Estimated Credit Loss – ECL

Schedule current and non-current energy supplies

The changes in the years ended December 31, 2022 and 2021 are as follows:

Opening balance at December 31, 2021 and 2020	1,668,710	2,635,209
(+) Constitution	1,891,966	619,232
(-) Reversal	(217,633)	(738,732)
(-) Write-off	(46,180)	(855,403)
Transfers	—	8,404
Final balance at December 31, 2022 and 2021	3,296,863	1,668,710

Schedule of portfolio details of decommissioning fund

The changes in the years ended December 31, 2022 and 2021 are as follows:

Opening balance at December 31, 2021 and 2020	1,668,710	2,635,209
(+) Constitution	1,891,966	619,232
(-) Reversal	(217,633)	(738,732)
(-) Write-off	(46,180)	(855,403)
Transfers	—	8,404
Final balance at December 31, 2022 and 2021	3,296,863	1,668,710